8-K Cover	Aug. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity File Number	001-36563
Entity Registrant Name	ORION ENGINEERED CARBONS S.A.
Entity Incorporation, State or Country Code	N4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4501 Magnolia Cove Drive Suite 106
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77345
City Area Code	281
Local Phone Number	318-2959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	OEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001609804
Amendment Flag	false